UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of May 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.9%	Common Stock	87,403,568	88,010,219
0.0%	Rights	31,820	34,765
0.7%	Other Investment Company	569,535	585,960
0.2%	Short-Term Investments	175,558	175,558
99.8%	Total Investments	88,180,481	88,806,502
0.2%	Other Assets and Liabilities, Net		210,346
100.0%	Net Assets		89,016,848

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets
Australia 8.4%
Real Estate 8.4%
Charter Hall Retail REIT	35,021	121,330
Dexus Property Group	86,374	539,573
Goodman Group	99,825	512,258
Investa Office Fund	51,133	156,864
LendLease Group	95,360	923,767
Mirvac Group	455,805	639,704
Scentre Group	270,113	908,559
Stockland	396,366	1,296,149
The GPT Group	127,459	494,910
Vicinity Centres	228,774	538,230
Westfield Corp.	171,383	1,325,919
		7,457,263
Austria 0.2%
Real Estate 0.2%
IMMOFINANZ AG *	92,964	215,489
Belgium 0.4%
Real Estate 0.4%
Befimmo S.A.	1,858	123,313
Cofinimmo S.A.	1,810	220,366
		343,679
Brazil 0.9%
Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	114,489	304,155
Security	Number of Shares	Value ($)
Real Estate 0.6%
BR Malls Participacoes S.A. *	79,273	253,377
BR Properties S.A.	48,148	109,924
Multiplan Empreendimentos Imobiliarios S.A.	8,261	124,934
		488,235
		792,390
Canada 2.1%
Real Estate 2.1%
Artis Real Estate Investment Trust	9,653	97,608
Boardwalk Real Estate Investment Trust	2,980	120,691
Canadian Apartment Properties REIT	4,791	110,956
Canadian Real Estate Investment Trust	3,597	125,299
Colliers International Group, Inc.	2,569	100,421
Cominar Real Estate Investment Trust	10,693	139,029
Dream Office Real Estate Investment Trust	8,319	119,772
First Capital Realty, Inc.	10,410	166,865
Granite Real Estate Investment Trust	5,248	156,878
H&R Real Estate Investment Trust	12,571	203,421
RioCan Real Estate Investment Trust	16,599	347,207
Smart Real Estate Investment Trust	6,389	168,087
		1,856,234
China 6.7%
Real Estate 6.7%
Agile Property Holdings Ltd.	662,000	326,515
Beijing Capital Land Ltd., Class H	203,267	68,435
China Jinmao Holdings Group Ltd.	522,000	150,846
China Merchants Shekou Industrial Zone Co., Ltd., Class A *(a)	51,022	109,915
China Overseas Land & Investment Ltd.	304,000	914,098
China Resources Land Ltd.	162,000	387,635
China Vanke Co., Ltd., Class H	120,900	287,976
Country Garden Holdings Co., Ltd.	964,000	385,265
Dalian Wanda Commercial Properties Co., Ltd., Class H (b)	29,400	186,174

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Evergrande Real Estate Group Ltd.	719,000	481,159
Greentown China Holdings Ltd. *	337,500	237,130
Guangzhou R&F Properties Co., Ltd., Class H	326,600	434,140
Kerry Properties Ltd.	100,000	250,339
KWG Property Holding Ltd.	185,500	116,323
Longfor Properties Co., Ltd.	130,500	176,721
Poly Property Group Co., Ltd.	612,000	159,680
Shenzhen Investment Ltd.	232,000	93,638
Shimao Property Holdings Ltd.	232,000	293,596
Shui On Land Ltd.	544,000	137,101
Sino-Ocean Land Holdings Ltd.	527,500	213,553
SOHO China Ltd.	663,500	290,790
Sunac China Holdings Ltd.	278,000	172,851
Yuexiu Property Co., Ltd.	1,022,000	130,201
		6,004,081
France 4.8%
Real Estate 4.8%
Fonciere Des Regions	5,650	505,018
Gecina S.A.	2,572	362,754
ICADE	5,520	398,533
Klepierre	14,133	645,948
Mercialys S.A.	7,445	161,934
Nexity S.A.	8,211	442,412
Unibail-Rodamco SE	6,404	1,722,358
		4,238,957
Germany 1.0%
Real Estate 1.0%
Deutsche Euroshop AG	3,199	146,599
Deutsche Wohnen AG	5,369	172,544
LEG Immobilien AG *	1,627	145,237
Vonovia SE	11,140	381,967
		846,347
Hong Kong 6.5%
Real Estate 6.5%
China South City Holdings Ltd.	378,000	71,490
Great Eagle Holdings Ltd.	33,000	134,981
Hang Lung Group Ltd.	90,000	251,990
Hang Lung Properties Ltd.	146,000	278,941
Henderson Land Development Co., Ltd.	42,500	257,831
Hongkong Land Holdings Ltd.	74,600	450,570
Hopewell Holdings Ltd.	26,500	85,177
Hysan Development Co., Ltd.	31,000	133,764
Link REIT	110,500	678,104
New World Development Co., Ltd.	652,000	615,856
Sino Land Co., Ltd.	256,000	391,550
Sun Hung Kai Properties Ltd.	84,000	987,851
Swire Properties Ltd.	69,600	190,232
The Wharf Holdings Ltd.	139,000	752,175
Wheelock & Co., Ltd.	115,000	517,817
		5,798,329
Security	Number of Shares	Value ($)
India 0.2%
Real Estate 0.2%
DLF Ltd.	77,114	148,584
Italy 0.1%
Real Estate 0.1%
Beni Stabili S.p.A *	150,791	111,415
Japan 13.7%
Real Estate 13.7%
Advance Residence Investment Corp.	90	227,363
Aeon Mall Co., Ltd.	14,600	191,373
Daikyo, Inc.	88,000	134,292
Daito Trust Construction Co., Ltd.	13,200	1,912,537
Frontier Real Estate Investment Corp.	30	146,451
Fukuoka REIT Corp.	66	120,937
Japan Excellent, Inc.	119	160,252
Japan Logistics Fund, Inc.	50	110,171
Japan Prime Realty Investment Corp.	57	243,522
Japan Real Estate Investment Corp.	85	496,782
Japan Retail Fund Investment Corp.	192	445,546
Kenedix Office Investment Corp.	32	181,603
Leopalace21 Corp.	56,600	354,585
Mitsubishi Estate Co., Ltd.	80,000	1,532,350
Mitsui Fudosan Co., Ltd.	72,000	1,753,593
Mori Trust Sogo REIT, Inc.	63	120,043
Nippon Accommodations Fund, Inc.	31	127,711
Nippon Building Fund, Inc.	103	611,143
Nippon Prologis REIT, Inc.	50	108,373
Nomura Real Estate Holdings, Inc.	23,800	424,701
NTT Urban Development Corp.	12,800	127,279
Orix JREIT, Inc.	139	219,688
Premier Investment Corp.	91	115,824
Relo Holdings, Inc.	1,100	149,798
Sumitomo Realty & Development Co., Ltd.	38,000	1,054,100
Tokyo Tatemono Co., Ltd.	21,100	267,418
Tokyu Fudosan Holdings Corp.	76,600	502,112
Top REIT, Inc.	23	91,875
United Urban Investment Corp.	173	272,616
		12,204,038
Netherlands 0.6%
Real Estate 0.6%
Eurocommercial Properties N.V. CVA	3,541	166,533
NSI N.V.	24,000	106,040
Vastned Retail N.V.	2,856	126,252
Wereldhave N.V.	3,300	167,996
		566,821

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Singapore 2.5%
Real Estate 2.5%
Ascendas Real Estate Investment Trust	158,800	264,004
CapitaLand Commercial Trust Ltd.	156,400	157,815
CapitaLand Ltd.	228,300	495,731
CapitaLand Mall Trust	177,800	262,194
Global Logistic Properties Ltd.	128,000	168,262
Mapletree Greater China Commercial Trust	155,800	110,866
Mapletree Industrial Trust	85,800	100,350
Mapletree Logistics Trust	124,700	88,336
Suntec Real Estate Investment Trust	128,300	155,158
UOL Group Ltd.	54,100	223,068
Wing Tai Holdings Ltd.	89,100	111,281
Yanlord Land Group Ltd.	123,600	109,512
		2,246,577
South Africa 0.9%
Real Estate 0.9%
Emira Property Fund Ltd.	80,714	79,910
Growthpoint Properties Ltd.	242,863	363,203
Redefine Properties Ltd.	290,185	201,994
SA Corporate Real Estate Fund Nominees Pty Ltd.	366,391	113,153
		758,260
Sweden 0.8%
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	3,850	222,202
Real Estate 0.6%
Castellum AB	10,360	141,114
Fabege AB	8,784	142,353
Kungsleden AB	18,450	130,489
Wihlborgs Fastigheter AB	5,155	104,781
		518,737
		740,939
Switzerland 0.4%
Real Estate 0.4%
Allreal Holding AG - Reg'd *	1,010	138,392
Swiss Prime Site AG - Reg'd *	2,468	211,546
		349,938
Taiwan 0.9%
Real Estate 0.9%
Chong Hong Construction Co., Ltd.	76,800	123,053
Farglory Land Development Co., Ltd.	116,000	129,681
Highwealth Construction Corp.	164,700	247,901
Huaku Development Co., Ltd.	65,000	109,514
Security	Number of Shares	Value ($)
Radium Life Tech Co., Ltd. *	255,827	79,141
Ruentex Development Co., Ltd.	105,000	121,337
		810,627
United Arab Emirates 0.5%
Real Estate 0.5%
Emaar Properties PJSC	246,000	417,718
United Kingdom 3.2%
Real Estate 3.2%
Derwent London plc	2,900	138,173
Hammerson plc	50,858	426,336
Intu Properties plc	75,188	325,524
Land Securities Group plc	51,019	859,862
Savills plc	14,400	161,940
Segro plc	66,822	422,888
Shaftesbury plc	7,405	98,116
The British Land Co., plc	38,140	408,395
		2,841,234
United States 44.1%
Real Estate 44.1%
Alexandria Real Estate Equities, Inc.	3,841	372,193
American Campus Communities, Inc.	6,571	308,968
American Tower Corp.	12,738	1,347,426
Apartment Investment & Management Co., Class A	6,805	290,233
AvalonBay Communities, Inc.	4,400	791,472
Boston Properties, Inc.	7,920	994,990
Brandywine Realty Trust	18,103	285,846
Brixmor Property Group, Inc.	8,909	224,952
Camden Property Trust	5,147	438,576
CBL & Associates Properties, Inc.	21,500	206,830
CBRE Group, Inc., Class A *	13,988	417,542
Columbia Property Trust, Inc.	16,754	345,467
Corporate Office Properties Trust	10,177	275,084
Corrections Corp. of America	25,942	871,651
Crown Castle International Corp.	7,747	703,505
CubeSmart	3,995	127,201
DCT Industrial Trust, Inc.	4,592	198,053
DDR Corp.	13,939	239,890
DiamondRock Hospitality Co.	16,636	148,726
Digital Realty Trust, Inc.	9,230	881,004
Douglas Emmett, Inc.	8,074	273,628
Duke Realty Corp.	20,982	496,644
DuPont Fabros Technology, Inc.	3,150	133,277
EastGroup Properties, Inc.	2,271	145,412
EPR Properties	3,996	284,835
Equinix, Inc.	1,390	503,180
Equity Commonwealth *	15,512	448,142
Equity LifeStyle Properties, Inc.	3,054	223,858
Equity One, Inc.	4,239	124,881
Equity Residential	16,497	1,141,757
Essex Property Trust, Inc.	1,500	340,845
Extra Space Storage, Inc.	2,554	237,445

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Federal Realty Investment Trust	2,846	435,979
Forest City Realty Trust, Inc., Class A	4,888	111,495
Franklin Street Properties Corp.	10,048	114,648
General Growth Properties, Inc.	24,114	647,943
Government Properties Income Trust	7,367	144,393
Gramercy Property Trust	13,364	119,341
HCP, Inc.	34,726	1,141,444
Healthcare Realty Trust, Inc.	7,652	243,257
Healthcare Trust of America, Inc., Class A	6,802	205,284
Hersha Hospitality Trust	3,876	68,683
Highwoods Properties, Inc.	7,005	340,863
Hospitality Properties Trust	20,744	531,046
Host Hotels & Resorts, Inc.	60,186	926,864
Investors Real Estate Trust	14,649	91,117
Iron Mountain, Inc.	37,897	1,392,336
Jones Lang LaSalle, Inc.	3,390	399,545
Kilroy Realty Corp.	3,596	227,087
Kimco Realty Corp.	23,180	653,212
LaSalle Hotel Properties	7,150	165,237
Lexington Realty Trust	22,994	217,293
Liberty Property Trust	14,055	524,533
Mack-Cali Realty Corp.	18,098	474,892
Medical Properties Trust, Inc.	9,992	146,882
Mid-America Apartment Communities, Inc.	3,137	323,080
National Retail Properties, Inc.	6,101	276,558
Omega Healthcare Investors, Inc.	6,484	206,969
Pennsylvania Real Estate Investment Trust	5,716	120,608
Piedmont Office Realty Trust, Inc., Class A	22,433	449,782
Post Properties, Inc.	2,405	145,671
Prologis, Inc.	20,984	997,370
PS Business Parks, Inc.	1,366	134,865
Public Storage	5,190	1,316,755
Realogy Holdings Corp. *	10,868	356,470
Realty Income Corp.	6,974	419,068
Regency Centers Corp.	4,978	381,315
Retail Properties of America, Inc., Class A	21,616	342,614
RLJ Lodging Trust	8,676	177,771
Ryman Hospitality Properties, Inc.	4,041	198,251
Sabra Health Care REIT, Inc.	6,567	137,513
Senior Housing Properties Trust	22,848	426,801
Simon Property Group, Inc.	13,343	2,637,111
SL Green Realty Corp.	3,462	350,908
Sovran Self Storage, Inc.	1,366	147,897
Spirit Realty Capital, Inc.	11,274	129,087
Sun Communities, Inc.	1,876	131,001
Sunstone Hotel Investors, Inc.	8,127	97,849
Tanger Factory Outlet Centers, Inc.	5,824	205,121
Taubman Centers, Inc.	3,479	238,555
The Geo Group, Inc.	8,867	294,916
The Macerich Co.	6,796	518,671
UDR, Inc.	12,120	436,684
Ventas, Inc.	22,715	1,506,686
Vornado Realty Trust	12,108	1,156,556
Security	Number of Shares	Value ($)
Washington Real Estate Investment Trust	7,224	214,047
Weingarten Realty Investors	9,160	344,691
Welltower, Inc.	15,308	1,054,874
WP Carey, Inc.	3,717	238,297
		39,261,299
Total Common Stock
(Cost $87,403,568)		88,010,219

Rights 0.0% of net assets
Sweden 0.0%
Real Estate 0.0%
Castellum AB *	15,760	34,765
Total Rights
(Cost $31,820)		34,765

Other Investment Company 0.7% of net assets
Equity Fund 0.7%
United States 0.7%
SPDR Dow Jones Global Real Estate ETF	12,000	585,960
Total Other Investment Company
(Cost $569,535)		585,960
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets
Time Deposits 0.2%
Brown Brothers Harriman
Australian Dollar
0.71%, 06/01/16 (c)	2,081	1,504
Canadian Dollar
0.05%, 06/01/16 (c)	2,026	1,545
Great British Pound
0.10%, 06/01/16 (c)	600	869
Hong Kong Dollar
0.01%, 06/01/16 (c)	135,648	17,456
Japanese Yen
(0.41%), 06/01/16 (c)	148,909	1,345
Singapore Dollar
0.05%, 06/01/16 (c)	12,585	9,139
South African Rand
6.42%, 06/01/16 (c)	112,309	7,146
Swiss Franc
(1.45%), 06/01/16 (c)	670	674
DNB
Euro
(0.54%), 06/01/16 (c)	18,446	20,524
Swedish Krona
(1.03%), 06/01/16 (c)	613,796	73,585

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.15%, 06/01/16 (c)	41,771	41,771
Total Short-Term Investments
(Cost $175,558)		175,558

End of Investments.

At 05/31/16, the tax basis cost of the fund's investments was $88,607,563 and the unrealized appreciation and depreciation were $6,638,354 and ($6,439,415), respectively, with a net unrealized appreciation of $198,939.
As of 05/31/16, the values of certain foreign securities held by the fund aggregating $45,961,904 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $109,915 or 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $186,174 or 0.2% of net assets.
(c)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
ETF –	Exchange-traded fund
Reg'd –	Registered
REIT –	Real Estate Investment Trust
SPDR –	Standard & Poor's Depositary Receipts

The following is a summary of the inputs used to value the fund's investments as of May 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$45,750,358	$—	$45,750,358
Brazil [1]	792,390	—	—	792,390
Canada [1]	1,856,234	—	—	1,856,234
Switzerland
Real Estate	138,392	211,546	—	349,938
United States[1]	39,261,299	—	—	39,261,299
Rights [1]	34,765	—	—	34,765
Other Investment Company[1]	585,960	—	—	585,960
Short-Term Investments[1]	—	175,558	—	175,558
Total	$42,669,040	$46,137,462	$—	$88,806,502
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $108,557 from Level 1 to Level 2 for the period ended May 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers between Level 2 to Level 1 and no transfers in or out of Level 3 during the period.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG84516MAY16

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: July 20, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: July 20, 2016